Report of the directors financial review risk report - Group ECL sensitivity results (Details) - Allowance for ECL - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 11,100	$ 12,000
Increase (decrease) in financial assets	(4,800)	(5,700)
Retail
Disclosure of financial assets [line items]
Financial assets	2,439	2,962
Increase (decrease) in financial assets	(2,600)	(3,200)
Decrease in allowance for ECL	600
Retail | 100% consensus Central scenario
Disclosure of financial assets [line items]
Financial assets	2,319	2,835
Retail | 100% consensus Central scenario | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(100)	(100)
Retail | 100% consensus Upside scenario
Disclosure of financial assets [line items]
Financial assets	2,143	2,471
Retail | 100% consensus Upside scenario | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(300)	(500)
Retail | 100% consensus Downside scenario
Disclosure of financial assets [line items]
Financial assets	2,622	3,411
Retail | 100% consensus Downside scenario | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	200	400
Retail | 100% Downside 2 scenario
Disclosure of financial assets [line items]
Financial assets	4,592	5,049
Retail | 100% Downside 2 scenario | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	2,200	2,100
Wholesale
Disclosure of financial assets [line items]
Financial assets	2,206	2,507
Increase (decrease) in financial assets	(2,200)	(2,500)
Decrease in allowance for ECL	300
Wholesale | 100% consensus Central scenario
Disclosure of financial assets [line items]
Financial assets	2,020	2,301
Wholesale | 100% consensus Central scenario | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(200)	(200)
Wholesale | 100% consensus Upside scenario
Disclosure of financial assets [line items]
Financial assets	1,604	1,829
Wholesale | 100% consensus Upside scenario | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(600)	(700)
Wholesale | 100% consensus Downside scenario
Disclosure of financial assets [line items]
Financial assets	2,907	3,278
Wholesale | 100% consensus Downside scenario | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	700	800
Wholesale | 100% Downside 2 scenario
Disclosure of financial assets [line items]
Financial assets	6,257	7,043
Increase (decrease) in financial assets	800
Wholesale | 100% Downside 2 scenario | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 4,100	$ 4,500